DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2020
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1     DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

(a)Description of business

GDS Holdings Limited (the “Parent” or “GDS Holdings”) was incorporated in the Cayman Islands on December 1, 2006. GDS Holdings and its consolidated subsidiaries and consolidated variable interest entities (collectively referred to as the “Company”) are principally engaged in providing colocation, managed hosting and managed cloud services in the People’s Republic of China (the “PRC” excluding Taiwan, the Hong Kong Special Administrative Region (the “Hong Kong SAR”) and the Macau Special Administrative Region for the purposes of these consolidated financial statements only) and Hong Kong SAR. The Company operates its data centers in Hong Kong SAR, Shanghai Municipality, Beijing Municipality, Jiangsu Province, Guangdong Province, Sichuan Province, Hebei Province and Inner Mongolia of the PRC and serves customers that primarily operate in the cloud, internet and banking industries.

(b)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousand.